ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 14.	ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,	December 31,
	2011	2010
Accrued VAT and other taxes	$412,437	$877,112
Accrued payroll	266,983	272,587
Others	469,785	141,528
Total	$1,149,205	$1,291,227